Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	¥ 3,655,891	¥ 3,146,396
Less current portion	945,046	911,395
Total long-term debt, excluding current portion	2,710,845	2,235,001
Honda Motor Co., Ltd.
Debt Instrument [Line Items]
Total long-term debt	160	70,198
Honda Motor Co., Ltd. | Loans, maturing through 2031, principally from banks
Debt Instrument [Line Items]
Unsecured debt	160	198
Honda Motor Co., Ltd. | 0.76% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Unsecured debt		70,000
Subsidiaries
Debt Instrument [Line Items]
Less unamortized discount, net	5,927	5,233
Total long-term debt	3,655,731	3,076,198
Subsidiaries | Loans, maturing through 2029, principally from banks
Debt Instrument [Line Items]
Secured debt	15,830	14,746
Unsecured debt	1,043,857	897,769
Subsidiaries | Asset backed notes, maturing through 2016
Debt Instrument [Line Items]
Secured debt	681,020	511,384
Subsidiaries | 1.48% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Unsecured debt		30,000
Subsidiaries | 0.49% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Unsecured debt		20,000
Subsidiaries | 1.31% Japanese yen unsecured bond due 2013
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | 1.05% Japanese yen unsecured bond due 2014
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.56% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.59% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.47% Japanese yen unsecured bond due 2016
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | 0.48% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | 0.37% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Unsecured debt	30,000
Subsidiaries | 0.35% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Unsecured debt	35,000
Subsidiaries | 0.27% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Unsecured debt	30,000
Subsidiaries | 0.59% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Unsecured debt	10,000
Subsidiaries | 0.56% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Unsecured debt	15,000
Subsidiaries | 0.55% Japanese yen unsecured bond due 2020
Debt Instrument [Line Items]
Unsecured debt	10,000
Subsidiaries | Medium-term notes, maturing through 2023
Debt Instrument [Line Items]
Medium-term notes	¥ 1,580,951	¥ 1,397,532